Investment Objectives and Goals - Capital Advisors Growth Fund	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	CAPITAL ADVISORSGROWTH FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Capital Advisors Growth Fund (the “Fund”) seeks to achieve long-term capital growth.